THIRD PARTY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
NGSP
EBP, Debt [Line Items]
EBP, Debt	DC Master Trust assets on loan to third-party borrowers under security lending agreements are as follows:

	December 31
$ in thousands	2025	2024
Underlying securities of synthetic guaranteed investment contracts	$195,889	$679,519